INCOME TAXES (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Major components of income tax expense/recovery
Income Tax Expense (Recovery)

For the years ended December 31,	2021	2020
Current tax expense (recovery)
Current tax expense in respect of the current year	$146.9	$119.5
Adjustment for prior periods	11.3	(4.5)
Impact of foreign exchange	(0.3)	0.1
Interest and penalties	2.0	1.1
	$159.8	$116.2

Deferred income tax expense (recovery)
Deferred income tax recovery recognized in the current year	$135.1	$114.1
Adjustment for prior periods	(1.0)	3.4
Impact of foreign exchange	1.7	52.8
	$135.9	$170.3
Net income tax expense	$295.7	$286.5

Reconciliation of income taxes calculated at statutory rates with the income tax expense
The following table reconciles income taxes calculated at statutory rates with the income tax expense in the consolidated statements of operations:

For the years ended December 31,	2021	2020
Earnings before income taxes	$384.5	$490.1
Canadian statutory tax rate (%)	26.5%	26.5%
Expected income tax expense	101.9	129.9
Impact of higher foreign tax rates(i)	(37.3)	28.8
Impact of change in enacted tax rates(ii)	146.9	2.8
Permanent differences	(2.6)	29.4
Change in recognition of deferred tax assets	(16.2)	53.4
Foreign exchange and other translation amounts	(3.6)	(3.4)
Inflation adjustments	23.0	(1.3)
True-up of tax provisions in respect of prior years	12.1	(1.1)
Withholding taxes	7.2	8.4
Mining taxes on profit	58.5	28.9
Planned distribution of foreign earnings of the company	6.5	10.1
Other	(0.8)	0.6
Net income tax expense	$295.7	$286.5
Income tax expense (recovery) is represented by:
Current income tax expense	$159.8	$116.2
Deferred income tax expense	135.9	170.3
Net income tax expense	$295.7	$286.5
Certain of the comparative numbers have been reclassified to conform with the current year presentation.
(i)The Company operates in multiple foreign tax jurisdictions that have tax rates that differ from the Canadian statutory rate.
(ii)On June 16, 2021, the Argentine government enacted legislation that increased the corporate tax rate from 25% to 35% effective January 1, 2021.

Disclosure of temporary difference, unused tax losses and unused tax credits
The following is the analysis of the deferred income tax assets (liabilities) presented in the consolidated balance sheets:

As at December 31,	2021	2020
The net deferred income tax assets (liabilities) are classified as follows:
Deferred income tax assets	$96.2	$98.1
Deferred income tax liabilities	(1,364.2)	(1,229.1)
	$(1,268.0)	$(1,131.0)

For the year ended December 31, 2021	Opening balance	Recognized in profit or loss	Recognized in OCI	Flow-Through Shares	Closing balance
Deductible temporary differences	$13.2	$15.9	$—	$—	$29.1
Amounts related to tax losses	114.4	(58.7)	—	—	55.7
Financing costs	61.1	(46.1)	—	—	15.0
Environmental rehabilitation provision	41.7	19.2	—	—	60.9
Derivative liability	2.4	(0.4)	1.9	—	3.9
Property, plant and equipment	(1,363.0)	(62.6)	—	(4.4)	(1,430.0)
Equity securities at FVOCI	(1.8)	(1.1)	1.5	—	(1.5)
Other	1.0	(2.1)	—	—	(1.1)
Net deferred income tax liabilities	$(1,131.0)	$(135.9)	$3.4	$(4.4)	$(1,268.0)

For the year ended December 31, 2020	Opening balance	Recognized in profit or loss	Recognized in OCI	Closing balance
Deductible temporary differences	$11.8	$1.4	$—	$13.2
Amounts related to tax losses	102.6	11.8	—	114.4
Financing costs	71.7	(10.6)	—	61.1
Environmental rehabilitation provision	14.1	27.6	—	41.7
Derivative liability	0.5	(0.1)	2.0	2.4
Property, plant and equipment	(1,160.1)	(202.9)	—	(1,363.0)
Equity securities at FVOCI	—	0.4	(2.2)	(1.8)
Other	(1.1)	2.1	—	1.0
Net deferred income tax liabilities	$(960.5)	$(170.3)	$(0.2)	$(1,131.0)
Deferred tax assets have not been recognized in respect of the following items:

As at December 31,	2021	2020
Deductible temporary differences (no expiry)	$59.3	$71.5
Capital losses (no expiry)	119.4	120.2
Operating losses	135.2	101.2
	$313.9	$292.9
Operating losses at December 31, 2021 will expire as follows:

	Canada	U.S.	Brazil	Chile	Argentina	Other	Total
2022	$—	$18.8	$—	$—	$—	$—	$18.8
2023	—	34.2	—	—	—	—	$34.2
2024	—	15.0	—	—	28.7	—	$43.7
2025	—	7.3	—	—	96.1	4.7	$108.1
2026	—	12.4	—	—	—	2.4	$14.8
2027 and onwards	220.6	127.4	—	—	—	2.8	$350.9
Unlimited	909.7	3.3	60.6	108.0	—	0.6	$1,082.3
	$1,130.4	$218.4	$60.6	$108.0	$124.8	$10.5	$1,652.8